Employee Salaries and Benefit Expenses - Summary of Employee Salaries and Benefit Expenses (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Salaries And Employee Benefits [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	CAD 606	CAD 500	CAD 534
Defined Contribution Pension Plan	19	16	19
Defined Benefit Pension Plan and OPEB	8	11	17
Stock-Based Compensation Expense (Note 29)	(6)	47	10
Termination Benefits	19	19	43
Employee Salaries and Benefit Expenses	CAD 646	CAD 593	CAD 623